Schedule of Calculation of Loss Per Share (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit or loss [abstract]
Weighted number of shares	38,492,600	25,396,312	[1]	23,299,407	[1]
Profit (Loss)	₪ 4,690	₪ (37,231)	[1]	₪ (5,893)
Profit (loss) for the year	₪ 7,293	₪ (36,040)		₪ (5,893)	[1]
Number of shares and profit (loss) for calculating diluted profit (loss) per share	40,839,132	25,396,312	[1]	23,299,407	[1]
Options which could potentially be dilutive in the future, currently antidilutive in 2020 and 2019	776,211	4,371,792	[1]	3,644,697	[1]

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share